Offerings - Offering: 1	Aug. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.20 per share
Amount Registered | shares	29,560,619
Proposed Maximum Offering Price per Unit	59.87
Maximum Aggregate Offering Price	$ 1,769,794,259.53
Fee Rate	0.01476%
Amount of Registration Fee	$ 261,221.63
Offering Note	The registrant is hereby registering the sale by the selling shareholder of 29,560,619 shares of common stock. The proposed maximum offering price per unit is estimated at $59.87 per share, the average high and low prices for the common stock, par value $0.20 per share, of the registrant, as reported by the New York Stock Exchange on August 1, 2024, solely for the purposes of calculating the proposed maximum offering price and registration fee in accordance with Rule 457(c) under the Securities Act of 1933.